Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2011
Supplemental Cash Flow Information [Abstract]
Cash and Cash Equivalents, at Carrying Value	$ 153,156	$ 258,367	$ 345,008	$ 234,685
Interest paid	45,396	39,023	19,315
Income tax payments (refunds), net	$ 52,030	$ (9,458)	$ 24,279